Private Placement - Additional Information (Detail) - USD ($)		3 Months Ended
	Jul. 16, 2020	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Proceeds from issue of warrants	$ 724,500,000
Warrants issued, price per warrants	$ 10.00
Sponsor
Class of Warrant or Right [Line Items]
Proceeds from issue of warrants	$ 16,990,000	$ 16,990,000
Exercise price of warrants	$ 11.50	$ 11.50
Warrants issued during the period	11,326,667	11,326,667
Warrants issued, price per warrants	$ 1.50	$ 1.50